Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment
Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds (3)	Plants under construction (1)	Other	Right of use asset (2)	Total
$ millions

Cost
Balance as of January 1, 2025	1,132	8,504	2,113	606	1,299	618	14,272
Additions	118	388	171	23	91	68	859
Disposals	(5)	(13)	(1)	-	(5)	(89)	(113)
Translation differences	86	227	42	26	14	24	419
Balance as of December 31, 2025	1,331	9,106	2,325	655	1,399	621	15,437
Accumulated depreciation
Balance as of January 1, 2025	556	4,914	988	-	1,076	276	7,810
Depreciation	33	287	151	-	49	84	604
Impairment	8	71	-	32	-	-	111
Disposals	(4)	(11)	(1)	-	(5)	(70)	(91)
Translation differences	32	133	32	-	9	12	218
Balance as of December 31, 2025	625	5,394	1,170	32	1,129	302	8,652

Depreciated balance as of December 31, 2025	706	3,712	1,155	623	270	319	6,785

(1)	The additions are presented net of items whose construction has been completed and therefore have been reclassified to other categories in “property, plant and equipment”.

(2)	The total additions were recorded against lease liabilities under IFRS 16.

(3)	Depreciation expenses allocation in the amount of $42 million on the "Dikes and evaporating ponds" assets.

Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds (3)	Plants under construction (1)	Other	Right of use asset (2)	Total
$ millions

Cost
Balance as of January 1, 2024	1,140	8,280	2,025	523	1,219	579	13,766
Additions in respect of business combinations	4	5	-	-	1	-	10
Additions	49	393	137	98	88	97	862
Disposals	(8)	(66)	(29)	-	(3)	(41)	(147)
Translation differences	(53)	(108)	(20)	(15)	(6)	(17)	(219)
Balance as of December 31, 2024	1,132	8,504	2,113	606	1,299	618	14,272
Accumulated depreciation
Balance as of January 1, 2024	544	4,765	885	-	1,018	225	7,437
Additions in respect of business combinations	1	2	-	-	1	-	4
Depreciation	32	256	148	-	65	86	587
Impairment	-	14	-	-	-	-	14
Disposals	(6)	(60)	(29)	-	(3)	(27)	(125)
Translation differences	(15)	(63)	(16)	-	(5)	(8)	(107)
Balance as of December 31, 2024	556	4,914	988	-	1,076	276	7,810

Depreciated balance as of December 31, 2024	576	3,590	1,125	606	223	342	6,462

(1)	The additions are presented net of items for which construction has been completed and, accordingly, were reclassified to other categories in the “property, plant and equipment” section.

(2)	The total additions were recorded against lease liabilities (IFRS 16).

(3)	Depreciation expenses allocation in the amount of $37 million on the "Dikes and evaporating ponds" assets.